RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
Risk Management [Abstract]
RISK MANAGEMENT
3. RISK MANAGEMENT
3.1 FINANCIAL RISK MANAGEMENT
The Group’s activities potentially expose it to a variety of financial risks: market risk (foreign exchange risk and cash flow and fair value interest rate risk), credit risk and liquidity risk. The management of the Group’s financial risk is based on a financial policy approved by the Company’s board of directors. The Group did not make use of derivative financial instruments to hedge risk exposures during the periods presented.
(A)Market Risk
(I)Foreign Exchange Risk
Foreign currency risk is the risk that the fair value of future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The risk arises from future commercial transactions and recognized assets and liabilities which are denominated in a currency that is not the respective group companies’ functional currencies. The currencies in which transactions and balances are primarily denominated are the Euro (“EUR”), US dollar (“USD”) and British Pound Sterling (“GBP”). Management performs ongoing assessments of foreign currency fluctuations on financial results; however, the Group does not enter into any derivative financial instruments to manage its exposure to foreign currency risk.
As of December 31, 2024 and 2023, the Group’s exposure to foreign exchange risks was primarily through cash and working capital balances held by its entities which have Euro as the functional currency. These balances included USD-denominated net (liabilities) assets of $(26,882) and $12,688 and GBP-denominated net assets of $5,343 and $1,724, respectively. Based on the sensitivity analyses performed, movements in USD and GBP exchange rates to EUR by 10% would result on average in gains or losses of $2,610 and $519 respectively to the Group’s net profit for the year ended December 31, 2024. For the year ended December 31, 2023, movements in USD and GBP exchange rates to EUR by 10% would result on average in gains or losses of $1,410 and $171 to the Group’s net profit. Management anticipates 10% is a reasonable extent of currency fluctuations in the foreseeable future.
(II)Cash Flow and Fair Value Interest Rate Risk
Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rate. The Group’s exposure to interest rate risk as of December 31, 2024, arises from borrowings at variable rates (Note 14). The Group regularly monitors its interest rate risk and considers it not to be significant in the context of profits generated from operations.
(B)Credit Risk
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	As at December 31,
	2024	2023
Trade and other receivables (excluding prepayments and deferred costs)	19,429	20,136
Cash and cash equivalents	13,729	25,429
	33,158	45,565
For the year ended December 31, 2024, no revenues were generated above 10% from a single customer. For the year ended December 31, 2023, revenues generated from a single customer amounted to 16% of the
Group’s total revenue for the year. For the year ended December 31, 2022, no revenues generated from a single customer exceeded 10% of the Group’s total revenue for the year.
The Group has the following financial assets that are subject to the ECL model: trade receivables and other financial assets carried at amortized cost. The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. The expected loss rates are based on the historical credit losses experienced over a recent twelve-month period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors (such as GDP growth, inflation rate and unemployment forecasts) affecting the ability of the customers to settle the receivables.
The aging of trade receivables that are past due but not impaired is shown below:

	As at December 31,
	2024	2023
1-30 days past due	3,985	264
31-60 days past due	1,610	849
61-90 days past due	751	838
More than 90 days past due	737	374
	7,083	2,325
The Company recognized a specific provision of $568 on trade receivables in the year ended December 31, 2024 (December 31, 2023: $681).
The activity in the credit loss allowance was as follows:

	Year ended December 31,
	2024	2023
Balance at the beginning of the period	1,757	877
Movements in credit loss allowance	378	914
Write offs	(356)	—
Translation effect	(115)	(34)
Balance at the end of the period	1,664	1,757
For the year ended December 31, 2024, the Company wrote off receivables from customers with a total value of $102; the balances were not previously specifically provided.

The Group actively manages credit limits and exposures in a practicable manner such that past due amounts receivable from the operator customers are within controlled parameters. Management assesses the credit quality of the operators, taking into account their financial position, past experience and other factors. The Group’s receivables are principally in respect of transactions with operators for whom there is no recent history of default. Management does not expect significant losses from non-performance by these operators above the ECL provision. The directors consider that the Group was not exposed to significant credit risk as at the end of the current reporting period.
As cash and cash equivalents are held with reputable financial institutions, any credit risk is deemed to be immaterial.
(C)Liquidity Risk
The Group is exposed to liquidity risk in relation to meeting future obligations associated with its financial liabilities, which are predominantly comprised of borrowings due to the third parties (Note 14), amounts committed on acquisitions (Note 15), and trade and other payables (Note 16). Prudent liquidity risk management includes maintaining sufficient cash and committed credit lines to ensure the availability of adequate funding to meet the Group’s obligations when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation.
Management monitors liquidity risk by continual observation of cash inflows and outflows. To improve the net cash inflows and maintain cash balances at a specified level, management ensures that no additional financing facilities are expected to be required over the coming year. In this respect, management does not consider liquidity risk to the Group as significant when taking into account the liquidity management process referred to above.

The following tables summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Balances due less than 1 year equal their carrying values (except for deferred consideration) as the impact of discounting is insignificant.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of December 31, 2024
Deferred consideration	11,487	—	—	11,487
Borrowings and interest(1)	5,165	4,804	16,612	26,581
Lease liability	1,213	1,188	3,571	5,972
Trade and other payables	5,028	—	—	5,028
Total	22,893	5,992	20,183	49,068
As of December 31, 2023
Deferred consideration	19,229	—	—	19,229
Lease liability	533	522	1,018	2,073
Trade and other payables	7,373	—	—	7,373
Total	27,135	522	1,018	28,675
(1) The amounts above include contractual interest obligations for floating rate borrowings as at December 31, 2024 based on the amortization schedule for such borrowings and the interest rate as at December 31, 2024.

3.2 CAPITAL RISK MANAGEMENT
The Group’s capital management objectives are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The directors intend to retain all available liquidity sources and future earnings, if any, to fund the development and expansion of the business and they have no plans to pay regular dividends on ordinary shares in the foreseeable future.
At December 31, 2024 and 2023, the net current asset position of the Group was $5,153 and $14,620 respectively. Management prepares and reviews a rolling forecast of the Group’s operations for the 12-month period to anticipate any liquidity deficit. Per the assessment made as of the reporting date, the Group will have sufficient funds to settle liabilities in a timely manner in the foreseeable future.
The Group’s equity, as disclosed in the consolidated statement of financial position, constitutes its capital. The Group maintains the level of capital by reference to its financial obligations and commitments arising from operational requirements. In view of the nature of the Group’s activities, the capital level as at the end of the reporting year is deemed adequate.
3.3 FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial instruments measured at fair value in the consolidated statement of financial position are grouped into three levels of fair value hierarchy. This grouping is determined based on the lowest level of significant inputs used in fair value measurement, as follows:
1.Level I – quoted prices in active markets for identical assets or liabilities.
2.Level II – inputs other than quoted prices included within Level I that are observable for the instrument, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
3.Level III – inputs for instrument that are not based on observable market data (unobservable inputs).
As of December 31, 2024 and 2023, the Company did not have any financial assets and liabilities measured at fair value within the fair value hierarchy noted above.
As of December 31, 2024 and 2023, the carrying amounts of cash and cash equivalents, trade and other receivables, and trade and other payables, deferred consideration and borrowings reflected in the consolidated statement of financial position are reasonable estimates of fair value in view of the nature of these instruments or the relatively short period of time between the origination of the instruments and their expected realization.